Note 12 - Income Taxes (Details Textual) - Banner Midstream Corp. [Member] $ in Millions	Mar. 31, 2022 USD ($)
Domestic Tax Authority [Member]
Operating Loss Carryforwards	$ 128
State and Local Jurisdiction [Member]
Operating Loss Carryforwards	$ 87